PROPERTY AND EQUIPMENT, NET - Depreciation expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 29, 2020	Feb. 28, 2019	Feb. 28, 2018
PROPERTY AND EQUIPMENT, NET
Depreciation	$ 99,511	$ 76,669	$ 50,907